Trading Account Profits and Losses (Net Trading Gains (Losses)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Trading Account Profits And Losses [Abstract]
Interest rate and other derivative contracts	¥ (95,783)	¥ (951,913)	¥ 247,144
Trading account securities, excluding derivatives	128,045	248,000	(1,028,454)
Trading account profits (losses)—net	32,262	(703,913)	(781,310)
Foreign exchange derivative contracts	446,992	(410,656)	57,430
Net trading profits (losses)	¥ 479,254	¥ (1,114,569)	¥ (723,880)